Income Taxes (Income Tax Expense (Benefit)) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Current:
U.S. Federal	$ 0		$ 72
State	6		14
Total current	6		86
Deferred:
U.S. Federal	(75)		417
State	(1)		1
Total deferred	(76)		418
Income tax expense (benefit)	$ (70)		$ 504
Predecessor
Current:
U.S. Federal		$ (6)		$ (17)
State		9		21
Total current		3		4
Deferred:
U.S. Federal		(1,234)		(811)
State		(36)		(72)
Total deferred		(1,270)		(883)
Income tax expense (benefit)		$ (1,267)		$ (879)